Inventories, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories, Net

Note 5 — Inventories, Net

Inventories are stated at the lower of cost (determined on the first-in, first-out or specific identification method) or market and consisted of the following as at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012

Purchased Parts and Components	$934,828	$945,550
Work in Process	46,260	46,259
Finished Goods	231,593	259,112
Less: Reserve for Obsolescence	(563,740)	(563,740)

Net	$648,941	$687,181

Note 8 — Inventories, Net

Inventories consisted of the following:

	December 31, 2012	December, 31, 2011

Purchased Parts and Components	$945,550	$2,085,616
Work in Process	46,259	313,601
Finished Goods	259,112	714,944
Less: Reserve for Obsolescence	(563,740)	(574,440)

Net	$687,181	$2,539,721